UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas                         78256
(Address of principal executive offices)                                        (Zip code)

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

          (a)

Victory 500 Index VIP Series

Class I

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory 500 Index VIP Series (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$88,989
Number of Holdings	514
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.3%
Energy	3.0%
Consumer Staples	5.4%
Industrials	8.7%
Health Care	9.2%
Consumer Discretionary	10.1%
Communication Services	10.1%
Financials	13.9%
Information TechnologyFootnote Reference**	33.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.9%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-SPVIP — SAR (6/25)

Victory High Yield VIP Series

Class I

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Yield VIP Series (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,599
Number of Holdings	287
Portfolio Turnover	50%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	63.3%
Yankee Dollars	20.4%
Senior Secured Loans	7.2%
OtherFootnote Reference**	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-HYVIP — SAR (6/25)

Victory RS International VIP Series

Class I

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International VIP Series (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$51	0.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$114,316
Number of Holdings	84
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.2%
Utilities	3.2%
Materials	5.0%
Communication Services	5.2%
Consumer Staples	8.7%
Consumer Discretionary	9.1%
Information Technology	10.0%
Health Care	10.8%
Industrials	16.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.7%
Novartis AG, Registered Shares	2.7%
Roche Holding AG	2.6%
HSBC Holdings PLC	2.4%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.3%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.2%
Safran SA	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-IVIP — SAR (6/25)

Victory RS Small Cap Growth Equity VIP Series

Class I

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Equity VIP Series (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$42	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$53,497
Number of Holdings	109
Portfolio Turnover	59%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.2%
Financials	8.9%
Industrials	19.6%
Health Care	24.3%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	2.9%
Applied Industrial Technologies, Inc.	1.9%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-SCGEVIP — SAR (6/25)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2025
Semi-Annual: Full Financials
Victory Variable Insurance Funds
Victory 500 Index VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 17

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Variable Insurance Funds
Victory 500 Index VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (10.1%):
Alphabet, Inc., Class A ................................................... 9,646 $ 1,700
Alphabet, Inc., Class C ................................................... 8,428 1,495
AT&T, Inc. ........................................................... 11,890 344
Charter Communications, Inc., Class A(a) ..................................... 156 64
Comcast Corp., Class A .................................................. 6,097 218
Electronic Arts, Inc. ..................................................... 372 59
Fox Corp., Class A ...................................................... 349 20
Fox Corp., Class B ...................................................... 216 11
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 37 3
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 359 37
Live Nation Entertainment, Inc.(a) ........................................... 255 39
Meta Platforms, Inc., Class A .............................................. 3,606 2,662
Netflix, Inc.(a) ......................................................... 702 940
News Corp., Class A ..................................................... 620 18
News Corp., Class B .................................................... 167 6
Omnicom Group, Inc. .................................................... 317 23
Pinterest, Inc., Class A(a) ................................................. 963 34
Ralliant Corp.(a) ....................................................... 186 9
ROBLOX Corp., Class A(a) ............................................... 953 100
Spotify Technology SA(a) ................................................. 251 193
Take-Two Interactive Software, Inc.(a) ........................................ 268 65
The Trade Desk, Inc., Class A(a) ............................................ 733 53
The Walt Disney Co. .................................................... 2,972 369
T-Mobile US, Inc. ...................................................... 758 181
Verizon Communications, Inc. .............................................. 6,965 301
Warner Bros Discovery, Inc.(a) ............................................. 3,672 42
8,986
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 1,697 174
Cisco Systems, Inc. ..................................................... 6,543 454
F5, Inc.(a) ............................................................ 93 27
Motorola Solutions, Inc. .................................................. 273 115
770
Consumer Discretionary (10.1%):
Airbnb, Inc., Class A(a) .................................................. 681 90
Amazon.com, Inc.(a) .................................................... 15,792 3,465
AutoZone, Inc.(a) ....................................................... 27 100
Best Buy Co., Inc. ...................................................... 320 21
Booking Holdings, Inc. ................................................... 53 307
Burlington Stores, Inc.(a) ................................................. 103 24
Carnival Corp.(a) ....................................................... 1,774 50
Carvana Co.(a) ......................................................... 202 68
Chipotle Mexican Grill, Inc.(a) ............................................. 2,201 124
D.R. Horton, Inc. ....................................................... 446 57
Darden Restaurants, Inc. .................................................. 192 42
Deckers Outdoor Corp.(a) ................................................. 241 25
Domino's Pizza, Inc. ..................................................... 56 25
DoorDash, Inc., Class A(a) ................................................ 558 137
DraftKings, Inc.(a) ...................................................... 786 34
Duolingo, Inc.(a) ....................................................... 61 25
eBay, Inc. ............................................................ 756 56
Expedia Group, Inc. ..................................................... 198 33
Ford Motor Co. ........................................................ 6,411 70
Garmin Ltd. ........................................................... 267 56
General Motors Co. ..................................................... 1,579 78
Genuine Parts Co. ...................................................... 227 27
Hilton Worldwide Holdings, Inc. ............................................ 387 103
Las Vegas Sands Corp. ................................................... 604 26
Lennar Corp., Class A .................................................... 376 42
Lennar Corp., Class B ................................................... 16 2

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 923 $ 205
Lululemon Athletica, Inc.(a) ............................................... 172 41
Marriott International, Inc., Class A .......................................... 372 102
McDonald's Corp. ...................................................... 1,183 346
NIKE, Inc., Class B ..................................................... 1,906 135
NVR, Inc.(a) .......................................................... 4 29
O'Reilly Automotive, Inc.(a) ............................................... 1,396 126
PulteGroup, Inc. ........................................................ 327 34
Rivian Automotive, Inc., Class A(a)(b) ........................................ 1,262 17
Ross Stores, Inc. ....................................................... 526 67
Royal Caribbean Cruises Ltd. .............................................. 406 127
Starbucks Corp. ........................................................ 1,867 171
Tesla, Inc.(a) .......................................................... 4,655 1,479
The Home Depot, Inc. ................................................... 1,649 605
The TJX Cos., Inc. ...................................................... 1,839 227
Tractor Supply Co. ...................................................... 870 46
Ulta Beauty, Inc.(a) ..................................................... 73 34
Williams-Sonoma, Inc. ................................................... 194 32
Yum! Brands, Inc. ...................................................... 457 68
8,978
Consumer Staples (5.4%):
Altria Group, Inc. ....................................................... 2,770 162
Archer-Daniels-Midland Co. ............................................... 785 41
Brown-Forman Corp., Class A .............................................. 72 2
Brown-Forman Corp., Class B ............................................. 476 13
Church & Dwight Co., Inc. ................................................ 404 39
Colgate-Palmolive Co. ................................................... 1,332 121
Constellation Brands, Inc., Class A .......................................... 255 42
Costco Wholesale Corp. .................................................. 735 728
Dollar General Corp. .................................................... 361 41
Dollar Tree, Inc.(a) ...................................................... 342 34
General Mills, Inc. ...................................................... 898 47
Hormel Foods Corp. ..................................................... 477 14
Kellanova ............................................................ 489 39
Kenvue, Inc. .......................................................... 3,159 66
Keurig Dr. Pepper, Inc. ................................................... 2,116 70
Kimberly-Clark Corp. .................................................... 545 70
McCormick & Co., Inc. .................................................. 435 33
Mondelez International, Inc., Class A ......................................... 2,128 144
Monster Beverage Corp.(a) ................................................ 1,140 71
PepsiCo, Inc. .......................................................... 2,259 298
Philip Morris International, Inc. ............................................. 2,575 469
Sprouts Farmers Market, Inc.(a) ............................................ 160 26
Sysco Corp. ........................................................... 795 60
Target Corp. .......................................................... 746 74
The Clorox Co. ........................................................ 202 24
The Coca-Cola Co. ...................................................... 7,079 501
The Estee Lauder Cos., Inc. ............................................... 383 31
The Hershey Co. ....................................................... 242 40
The Kraft Heinz Co. ..................................................... 1,940 50
The Kroger Co. ........................................................ 1,087 78
The Procter & Gamble Co. ................................................ 3,886 619
Tyson Foods, Inc., Class A ................................................ 458 26
U.S. Foods Holding Corp.(a) ............................................... 378 29
Walmart, Inc. .......................................................... 7,208 705
4,807
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 1,980 195
CDW Corp. ........................................................... 215 38
Corning, Inc. .......................................................... 1,289 68
Jabil, Inc. ............................................................ 171 37
Keysight Technologies, Inc.(a) ............................................. 281 46

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
TE Connectivity PLC .................................................... 487 $ 82
Teledyne Technologies, Inc.(a) ............................................. 76 39
Trimble, Inc.(a) ........................................................ 391 30
Zebra Technologies Corp.(a) ............................................... 83 26
561
Energy (3.0%):
Baker Hughes Co. ...................................................... 1,627 62
Cheniere Energy, Inc. .................................................... 361 88
Chevron Corp. ......................................................... 2,892 414
ConocoPhillips Co. ..................................................... 2,079 187
Coterra Energy, Inc. ..................................................... 1,236 31
Devon Energy Corp. ..................................................... 1,003 32
Diamondback Energy, Inc. ................................................ 308 42
EOG Resources, Inc. .................................................... 896 107
EQT Corp. ............................................................ 976 57
Expand Energy Corp. .................................................... 364 43
Exxon Mobil Corp. ..................................................... 7,146 770
Halliburton Co. ........................................................ 1,408 29
Hess Corp. ............................................................ 472 65
Kinder Morgan, Inc. ..................................................... 3,191 94
Marathon Petroleum Corp. ................................................ 504 84
Occidental Petroleum Corp. ............................................... 1,614 68
ONEOK, Inc. .......................................................... 1,026 84
Phillips 66 Co. ......................................................... 670 80
Schlumberger NV ...................................................... 2,235 75
Targa Resources Corp. ................................................... 351 61
Texas Pacific Land Corp. ................................................. 37 39
The Williams Cos., Inc. .................................................. 2,000 126
Valero Energy Corp. ..................................................... 513 69
2,707
Financials (13.9%):
Affirm Holdings, Inc.(a) .................................................. 441 30
Aflac, Inc. ............................................................ 798 84
American Express Co. ................................................... 1,158 369
American International Group, Inc. .......................................... 945 81
Ameriprise Financial, Inc. ................................................. 156 83
Aon PLC, Class A ...................................................... 344 123
Apollo Global Management, Inc. ............................................ 664 94
Arch Capital Group Ltd. .................................................. 595 54
Ares Management Corp., Class A ........................................... 333 58
Arthur J. Gallagher & Co. ................................................. 417 133
Bank of America Corp. ................................................... 12,466 590
Berkshire Hathaway, Inc., Class B(a) ......................................... 2,222 1,079
Blackrock, Inc. ........................................................ 238 250
Blackstone, Inc. ........................................................ 1,188 178
Block, Inc.(a) .......................................................... 882 60
Brown & Brown, Inc. .................................................... 391 43
Capital One Financial Corp. ............................................... 1,041 221
Cboe Global Markets, Inc. ................................................ 171 40
Chubb Ltd. ........................................................... 656 190
Cincinnati Financial Corp. ................................................ 252 38
Citigroup, Inc. ......................................................... 3,075 262
Citizens Financial Group, Inc. .............................................. 707 32
CME Group, Inc. ....................................................... 591 163
Coinbase Global, Inc., Class A(a) ........................................... 332 116
Corebridge Financial, Inc. ................................................. 615 22
Erie Indemnity Co., Class A ............................................... 41 14
Everest Group Ltd. ...................................................... 53 18
FactSet Research Systems, Inc. ............................................. 62 28
Fidelity National Information Services, Inc. .................................... 864 70
Fifth Third Bancorp ..................................................... 1,093 45
First Citizens Bancshares, Inc., Class A ....................................... 15 29

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fiserv, Inc.(a) .......................................................... 905 $ 156
Global Payments, Inc. .................................................... 397 32
Huntington Bancshares, Inc. ............................................... 2,370 40
Interactive Brokers Group, Inc. ............................................. 680 38
Intercontinental Exchange, Inc. ............................................. 937 172
JPMorgan Chase & Co. .................................................. 4,599 1,333
KeyCorp ............................................................. 1,798 31
KKR & Co., Inc. ....................................................... 1,117 149
Loews Corp. .......................................................... 285 26
LPL Financial Holdings, Inc. ............................................... 130 49
M&T Bank Corp. ....................................................... 263 51
Markel Group, Inc.(a) .................................................... 20 40
Marsh & McLennan Cos., Inc. ............................................. 810 177
Mastercard, Inc., Class A ................................................. 1,362 765
MetLife, Inc. .......................................................... 924 74
Moody's Corp. ......................................................... 295 148
Morgan Stanley ........................................................ 2,026 285
MSCI, Inc. ........................................................... 123 71
Nasdaq, Inc. .......................................................... 705 63
Northern Trust Corp. .................................................... 314 40
PayPal Holdings, Inc.(a) .................................................. 1,594 118
Principal Financial Group, Inc. ............................................. 366 29
Prudential Financial, Inc. ................................................. 581 62
Raymond James Financial, Inc. ............................................. 298 46
Regions Financial Corp. .................................................. 1,475 35
Robinhood Markets, Inc., Class A(a) ......................................... 1,213 114
S&P Global, Inc. ....................................................... 506 267
SoFi Technologies, Inc.(a) ................................................. 1,781 32
State Street Corp. ....................................................... 466 50
Synchrony Financial ..................................................... 624 42
T. Rowe Price Group, Inc. ................................................. 356 34
The Allstate Corp. ...................................................... 433 87
The Bank of New York Mellon Corp. ......................................... 1,174 107
The Carlyle Group, Inc. .................................................. 420 22
The Charles Schwab Corp. ................................................ 2,826 258
The Goldman Sachs Group, Inc. ............................................ 505 357
The Hartford Insurance Group, Inc. .......................................... 466 59
The PNC Financial Services Group, Inc. ...................................... 648 121
The Progressive Corp. ................................................... 966 258
The Travelers Cos., Inc. .................................................. 371 99
Toast, Inc., Class A(a) .................................................... 739 33
Tradeweb Markets, Inc., Class A ............................................ 190 28
Truist Financial Corp. .................................................... 2,152 92
U.S. Bancorp .......................................................... 2,559 116
Visa, Inc., Class A ...................................................... 2,833 1,006
W.R. Berkley Corp. ..................................................... 489 36
Wells Fargo & Co. ...................................................... 5,379 431
Willis Towers Watson PLC ................................................ 162 50
12,326
Health Care (9.2%):
Abbott Laboratories ..................................................... 2,863 389
AbbVie, Inc. .......................................................... 2,926 543
Agilent Technologies, Inc. ................................................. 465 55
Align Technology, Inc.(a) ................................................. 111 21
Alnylam Pharmaceuticals, Inc.(a) ........................................... 205 67
Amgen, Inc. ........................................................... 887 248
Baxter International, Inc. ................................................. 837 25
Becton Dickinson & Co. .................................................. 471 81
Biogen, Inc.(a) ......................................................... 240 30
Boston Scientific Corp.(a) ................................................. 2,434 261
Bristol-Myers Squibb Co. ................................................. 3,348 155
Cardinal Health, Inc. .................................................... 391 66
Cencora, Inc. .......................................................... 300 90

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Centene Corp.(a) ....................................................... 809 $ 44
CVS Health Corp. ...................................................... 2,080 143
Danaher Corp. ......................................................... 1,076 212
Dexcom, Inc.(a) ........................................................ 636 55
Edwards Lifesciences Corp.(a) ............................................. 946 74
Elevance Health, Inc. .................................................... 371 144
Eli Lilly & Co. ......................................................... 1,412 1,101
GE HealthCare Technologies, Inc. ........................................... 751 56
Gilead Sciences, Inc. .................................................... 2,050 227
HCA Healthcare, Inc. .................................................... 280 107
Hologic, Inc.(a) ........................................................ 363 24
Humana, Inc. .......................................................... 198 48
IDEXX Laboratories, Inc.(a) ............................................... 131 70
Illumina, Inc.(a) ........................................................ 253 24
Incyte Corp.(a) ......................................................... 314 21
Insulet Corp.(a) ........................................................ 115 36
Intuitive Surgical, Inc.(a) ................................................. 590 321
IQVIA Holdings, Inc.(a) .................................................. 282 44
Johnson & Johnson ..................................................... 3,985 609
Labcorp Holdings, Inc. ................................................... 137 36
McKesson Corp. ....................................................... 205 150
Medtronic PLC ........................................................ 2,108 184
Merck & Co., Inc. ...................................................... 4,152 329
Mettler-Toledo International, Inc.(a) ......................................... 34 40
Molina Healthcare, Inc.(a) ................................................ 88 26
Natera, Inc.(a) ......................................................... 212 36
Pfizer, Inc. ............................................................ 9,364 227
Quest Diagnostics, Inc. ................................................... 182 33
Regeneron Pharmaceuticals, Inc. ............................................ 171 90
ResMed, Inc. .......................................................... 239 62
STERIS PLC .......................................................... 161 39
Stryker Corp. .......................................................... 590 233
The Cigna Group ....................................................... 432 143
The Cooper Cos., Inc.(a) .................................................. 326 23
Thermo Fisher Scientific, Inc. .............................................. 623 253
UnitedHealth Group, Inc. ................................................. 1,499 468
Veeva Systems, Inc., Class A(a) ............................................. 245 71
Vertex Pharmaceuticals, Inc.(a) ............................................. 421 187
Waters Corp.(a) ........................................................ 97 34
West Pharmaceutical Services, Inc. .......................................... 117 26
Zimmer Biomet Holdings, Inc. ............................................. 325 30
Zoetis, Inc. ........................................................... 732 114
8,225
Industrials (8.7%):
3M Co. .............................................................. 885 135
AMETEK, Inc. ........................................................ 378 68
Automatic Data Processing, Inc. ............................................ 669 206
Axon Enterprise, Inc.(a) .................................................. 121 100
Booz Allen Hamilton Holding Corp. ......................................... 202 21
Broadridge Financial Solutions, Inc. ......................................... 192 47
Carlisle Cos., Inc. ....................................................... 70 26
Carrier Global Corp. ..................................................... 1,313 96
Caterpillar, Inc. ........................................................ 776 301
Cintas Corp. .......................................................... 565 126
Comfort Systems USA, Inc. ............................................... 57 31
Copart, Inc.(a) ......................................................... 1,456 71
CSX Corp. ............................................................ 3,087 101
Cummins, Inc. ......................................................... 223 73
Curtiss-Wright Corp. .................................................... 61 30
Deere & Co. .......................................................... 414 210
Delta Air Lines, Inc. ..................................................... 1,070 53
Dover Corp. ........................................................... 224 41
Eaton Corp. PLC ....................................................... 644 230

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
EMCOR Group, Inc. .................................................... 72 $ 38
Emerson Electric Co. .................................................... 924 123
Equifax, Inc. .......................................................... 203 53
Expeditors International of Washington, Inc. .................................... 224 26
Fastenal Co. ........................................................... 1,887 79
FedEx Corp. .......................................................... 361 82
Ferguson Enterprises, Inc. ................................................. 321 70
Fortive Corp. .......................................................... 557 29
GE Vernova, Inc. ....................................................... 449 238
General Dynamics Corp. .................................................. 438 128
General Electric Co. ..................................................... 1,762 453
Graco, Inc. ........................................................... 272 23
HEICO Corp. .......................................................... 69 23
HEICO Corp., Class A ................................................... 125 32
Honeywell International, Inc. .............................................. 1,060 247
Howmet Aerospace, Inc. .................................................. 658 122
Hubbell, Inc. .......................................................... 87 36
IDEX Corp. ........................................................... 124 22
Illinois Tool Works, Inc. .................................................. 480 119
Ingersoll Rand, Inc. ..................................................... 662 55
J.B. Hunt Transport Services, Inc. ........................................... 129 19
Jacobs Solutions, Inc. .................................................... 195 26
Johnson Controls International PLC .......................................... 1,080 114
L3Harris Technologies, Inc. ............................................... 306 77
Leidos Holdings, Inc. .................................................... 208 33
Lennox International, Inc. ................................................. 52 30
Lockheed Martin Corp. ................................................... 385 178
Norfolk Southern Corp. .................................................. 371 95
Northrop Grumman Corp. ................................................. 236 118
Old Dominion Freight Line, Inc. ............................................ 300 49
Otis Worldwide Corp. .................................................... 649 64
PACCAR, Inc. ......................................................... 848 81
Parker-Hannifin Corp. ................................................... 209 146
Paychex, Inc. .......................................................... 530 77
Pentair PLC ........................................................... 269 28
Quanta Services, Inc. .................................................... 241 91
Republic Services, Inc. ................................................... 332 82
Rockwell Automation, Inc. ................................................ 185 61
Rollins, Inc. ........................................................... 478 27
RTX Corp. ............................................................ 2,208 322
Snap-on, Inc. .......................................................... 84 26
Southwest Airlines Co. ................................................... 927 30
SS&C Technologies Holdings, Inc. .......................................... 352 29
Textron, Inc. .......................................................... 295 24
The Boeing Co.(a) ...................................................... 1,244 261
Trane Technologies PLC .................................................. 366 160
TransDigm Group, Inc. ................................................... 90 137
TransUnion ........................................................... 318 28
Uber Technologies, Inc.(a) ................................................ 3,321 310
Union Pacific Corp. ..................................................... 983 226
United Airlines Holdings, Inc.(a) ............................................ 534 43
United Parcel Service, Inc., Class B .......................................... 1,208 122
United Rentals, Inc. ..................................................... 106 80
Veralto Corp. .......................................................... 391 39
Verisk Analytics, Inc. .................................................... 229 71
Vertiv Holdings Co., Class A ............................................... 614 79
W.W. Grainger, Inc. ..................................................... 74 77
Waste Management, Inc. .................................................. 661 151
Watsco, Inc. ........................................................... 57 25
Westinghouse Air Brake Technologies Corp. .................................... 278 58
XPO, Inc.(a) .......................................................... 188 24
Xylem, Inc. ........................................................... 398 51
7,733

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
IT Services (1.5%):
Accenture PLC, Class A .................................................. 1,120 $ 335
Cloudflare, Inc., Class A(a) ................................................ 501 98
Cognizant Technology Solutions Corp., Class A ................................. 807 63
CoreWeave, Inc.(a)(b) ................................................... 438 71
Gartner, Inc.(a) ........................................................ 123 50
GoDaddy, Inc., Class A(a) ................................................. 232 42
International Business Machines Corp. ........................................ 1,538 453
MongoDB, Inc.(a) ...................................................... 129 27
Okta, Inc.(a) .......................................................... 273 27
Snowflake, Inc., Class A(a) ................................................ 522 117
Twilio, Inc., Class A(a) ................................................... 238 30
VeriSign, Inc. .......................................................... 153 44
1,357
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 363 102
Amcor PLC ........................................................... 3,785 35
Avery Dennison Corp. ................................................... 126 22
Ball Corp. ............................................................ 455 26
CF Industries Holdings, Inc. ............................................... 264 24
Corteva, Inc. .......................................................... 1,121 84
Dow, Inc. ............................................................ 1,159 31
DuPont de Nemours, Inc. ................................................. 687 47
Ecolab, Inc. ........................................................... 417 112
Freeport-McMoRan, Inc. ................................................. 2,351 102
International Flavors & Fragrances, Inc. ....................................... 414 30
International Paper Co. ................................................... 860 40
Linde PLC ............................................................ 774 363
LyondellBasell Industries NV, Class A ........................................ 421 24
Martin Marietta Materials, Inc. ............................................. 98 54
Newmont Corp. ........................................................ 1,829 107
Nucor Corp. ........................................................... 377 49
Packaging Corp. of America ............................................... 144 27
PPG Industries, Inc. ..................................................... 371 42
Reliance, Inc. .......................................................... 85 27
RPM International, Inc. .................................................. 208 23
Smurfit WestRock PLC ................................................... 840 36
Steel Dynamics, Inc. ..................................................... 228 29
The Sherwin-Williams Co. ................................................ 383 131
Vulcan Materials Co. .................................................... 217 57
1,624
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 281 20
American Tower Corp. ................................................... 768 170
AvalonBay Communities, Inc. .............................................. 233 47
CBRE Group, Inc., Class A(a) .............................................. 487 68
CoStar Group, Inc.(a) .................................................... 684 55
Crown Castle, Inc. ...................................................... 714 73
Digital Realty Trust, Inc. .................................................. 553 96
Equinix, Inc. .......................................................... 160 127
Equity Residential ...................................................... 620 42
Essex Property Trust, Inc. ................................................. 105 30
Extra Space Storage, Inc. ................................................. 344 51
Gaming and Leisure Properties, Inc. ......................................... 432 20
Invitation Homes, Inc. ................................................... 1,005 33
Iron Mountain, Inc. ..................................................... 482 49
Mid-America Apartment Communities, Inc. .................................... 191 28
Prologis, Inc. .......................................................... 1,521 160
Public Storage ......................................................... 259 76
Realty Income Corp. .................................................... 1,484 86
SBA Communications Corp. ............................................... 174 41
Simon Property Group, Inc. ............................................... 532 86

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sun Communities, Inc. ................................................... 207 $ 26
UDR, Inc. ............................................................ 542 22
Ventas, Inc. ........................................................... 739 47
VICI Properties, Inc. .................................................... 1,735 57
Welltower, Inc. ......................................................... 1,076 165
Weyerhaeuser Co. ...................................................... 1,189 31
Zillow Group, Inc., Class A(a) .............................................. 82 6
Zillow Group, Inc., Class C(a) .............................................. 268 19
1,731
Semiconductors & Semiconductor Equipment (12.1%):
Advanced Micro Devices, Inc.(a) ............................................ 2,667 378
Analog Devices, Inc. .................................................... 816 194
Applied Materials, Inc. ................................................... 1,321 242
Broadcom, Inc. ........................................................ 7,668 2,114
First Solar, Inc.(a) ...................................................... 166 28
Intel Corp. ............................................................ 7,164 160
KLA Corp. ........................................................... 217 194
Lam Research Corp. ..................................................... 2,098 204
Marvell Technology, Inc. ................................................. 1,412 109
Microchip Technology, Inc. ................................................ 869 61
Micron Technology, Inc. .................................................. 1,836 226
Monolithic Power Systems, Inc. ............................................ 75 55
NVIDIA Corp. ......................................................... 38,930 6,151
ON Semiconductor Corp.(a) ............................................... 682 36
QUALCOMM, Inc. ..................................................... 1,813 289
Teradyne, Inc. ......................................................... 263 24
Texas Instruments, Inc. ................................................... 1,500 311
10,776
Software (11.9%):
Adobe, Inc.(a) ......................................................... 702 272
ANSYS, Inc.(a) ........................................................ 144 50
AppLovin Corp., Class A(a) ............................................... 348 122
Atlassian Corp., Class A(a) ................................................ 259 53
Autodesk, Inc.(a) ....................................................... 351 109
Bentley Systems, Inc., Class B ............................................. 208 11
Cadence Design Systems, Inc.(a) ............................................ 447 138
Corpay, Inc.(a) ......................................................... 111 37
Crowdstrike Holdings, Inc., Class A(a) ....................................... 393 200
Datadog, Inc., Class A(a) ................................................. 505 68
DocuSign, Inc.(a) ....................................................... 329 26
Dynatrace, Inc.(a) ...................................................... 486 27
Fair Isaac Corp.(a) ...................................................... 38 69
Fortinet, Inc.(a) ........................................................ 1,047 111
Gen Digital, Inc. ....................................................... 923 27
Guidewire Software, Inc.(a) ............................................... 137 32
HubSpot, Inc.(a) ....................................................... 83 46
Intuit, Inc. ............................................................ 450 354
Microsoft Corp. ........................................................ 12,182 6,059
MicroStrategy, Inc.(a) .................................................... 415 168
Nutanix, Inc., Class A(a) .................................................. 421 32
Oracle Corp. .......................................................... 2,737 598
Palantir Technologies, Inc., Class A(a) ........................................ 3,543 483
Palo Alto Networks, Inc.(a) ................................................ 1,090 223
PTC, Inc.(a) ........................................................... 195 34
Roper Technologies, Inc. .................................................. 176 100
Salesforce, Inc. ........................................................ 1,543 421
ServiceNow, Inc.(a) ..................................................... 342 352
Synopsys, Inc.(a) ....................................................... 253 130
Tyler Technologies, Inc.(a) ................................................ 70 41
Workday, Inc., Class A(a) ................................................. 352 84
Zoom Communications, Inc.(a) ............................................. 425 33

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zscaler, Inc.(a) ......................................................... 159 $ 50
10,560
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc. ........................................................... 24,825 5,093
Dell Technologies, Inc., Class C ............................................ 496 61
Hewlett Packard Enterprise Co. ............................................. 2,150 44
HP, Inc. .............................................................. 1,542 38
NetApp, Inc. .......................................................... 328 35
Pure Storage, Inc., Class A(a) .............................................. 508 29
Seagate Technology Holdings PLC .......................................... 347 50
Super Micro Computer, Inc.(a) ............................................. 843 41
Western Digital Corp. .................................................... 568 37
5,428
Utilities (2.3%):
Alliant Energy Corp. .................................................... 422 26
Ameren Corp. ......................................................... 452 43
American Electric Power Co., Inc. ........................................... 876 91
American Water Works Co., Inc. ............................................ 320 45
Atmos Energy Corp. ..................................................... 260 40
CenterPoint Energy, Inc. .................................................. 1,069 39
CMS Energy Corp. ...................................................... 489 34
Consolidated Edison, Inc. ................................................. 592 59
Constellation Energy Corp. ................................................ 515 166
Dominion Energy, Inc. ................................................... 1,402 79
DTE Energy Co. ....................................................... 340 45
Duke Energy Corp. ...................................................... 1,278 151
Edison International ..................................................... 632 33
Entergy Corp. ......................................................... 707 59
Evergy, Inc. ........................................................... 373 26
Eversource Energy ...................................................... 603 38
Exelon Corp. .......................................................... 1,661 72
FirstEnergy Corp. ....................................................... 947 38
NextEra Energy, Inc. .................................................... 3,396 236
NiSource, Inc. ......................................................... 772 31
NRG Energy, Inc. ....................................................... 318 51
PG&E Corp. .......................................................... 3,598 50
PPL Corp. ............................................................ 1,215 41
Public Service Enterprise Group, Inc. ......................................... 820 69
Sempra .............................................................. 1,073 81
The Southern Co. ....................................................... 1,807 166
Vistra Corp. ........................................................... 553 107
WEC Energy Group, Inc. ................................................. 524 55
Xcel Energy, Inc. ....................................................... 947 65
2,036
Total Common Stocks (Cost $17,823)
a
a
a
88,605
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(c) ........ 20,697 20
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 20,697 21
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(c) ............... 20,697 21
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(c) . 20,697 21
Total Collateral for Securities Loaned (Cost $83)
a
a
a
83
Total Investments (Cost $17,906) — 99.7% 88,688
Other assets in excess of liabilities —  0.3% 301
NET ASSETS - 100.00% $ 88,989
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 9/19/25 $ 603,273 $ 625,375 $ 22,102
Total unrealized appreciation $ 22,102
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 22,102

Statement of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory 500 Index
VIP Series
Assets:
Investments, at value (Cost $17,906) $ 88,688 (a)
Cash 311
Deposit with broker for futures contracts 191
Receivables:
Dividends, interest, and securities lending income 46
From Adviser 20
Variation margin on open futures contracts 3
Prepaid expenses — (b)
Total Assets 89,259
Liabilities:
Payables:
Collateral received on loaned securities 83
Capital shares redeemed 142
Accrued expenses and other payables:
Investment advisory fees 18
Administration fees 4
Custodian fees 1
Sub-Transfer agent fees 2
Compliance fees — (b)
Other accrued expenses 20
Total Liabilities 270
Commitments and contingencies (Note 4 )
Net Assets:
Capital (3,814)
Total accumulated earnings (loss) 92,803
Net Assets $ 88,989
Shares (unlimited shares authorized with a par value of $0.001 per share):
4,682
Net asset value: $ 19 .01
(a) Includes $82 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statement of Operations
For the Six Months Ended June 30, 2025

See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands)
(Unaudited)
Victory 500 Index
VIP Series
Investment Income:
Dividends $ 561
Interest 13
Securities lending (net of fees) 1
Foreign tax withholding — (a)
Total Income 575
Expenses:
Investment advisory fees 107
Administration fees 23
Sub-Administration fees 10
Custodian fees 3
Transfer agent fees — (a)
Sub-Transfer agent fees 3
Trustees' fees 3
Compliance fees — (a)
Legal and audit fees 11
Other expenses 14
Total Expenses 174
Expenses waived/reimbursed by Adviser (55)
Net Expenses 119
Net Investment Income (Loss) 456
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 4,820
Net realized gains (losses) from futures contracts — (a)
Net change in unrealized appreciation/depreciation on investment securities (71)
Net change in unrealized appreciation/depreciation on futures contracts 32
Net realized/unrealized gains (losses) on investments 4,781
Change in net assets resulting from operations $ 5,237
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index VIP Series
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 456 $ 1,011
Net realized gains (losses) 4,820 17,587
Net change in unrealized appreciation/depreciation (39) 2,362
Change in net assets resulting from operations 5,237 20,960
Change in net assets resulting from distributions to shareholders — (8,674)
Change in net assets resulting from capital transactions (6,520) (14,448)
Change in net assets (1,283) (2,162)
Net Assets:
Beginning of period 90,272 92,434
End of period $ 88,989 $ 90,272
Capital Transactions:
Proceeds from shares issued $ 2,838 $ 5,104
Distributions reinvested — 8,674
Cost of shares redeemed (9,358) (28,226)
Change in net assets resulting from capital transactions $ (6,520) $ (14,448)
Share Transactions:
Issued 160 290
Reinvested — 468
Redeemed (529) (1,576)
Change in Shares (369) (818)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory 500 Index VIP Series
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.87 $15.75 $13.62 $19.79 $17.71 $19.35
Investment Activities:
Net investment income (loss)(a) 0.09 0.19 0.20 0.21 0.21 0.28
Net realized and unrealized gains (losses) 1.05 3.79 3.45 (3.95) 4.59 3.53
Total from Investment Activities 1.14 3.98 3.65 (3.74) 4.80 3.81
Distributions to Shareholders from:
Net investment income — (0.24) (0.20) (0.19) (0.23) (0.32)
Net realized gains — (1.62) (1.32) (2.24) (2.49) (5.13)
Total Distributions — (1.86) (1.52) (2.43) (2.72) (5.45)
Net Asset Value, End of Period $19.01 $17.87 $15.75 $13.62 $19.79 $17.71
Total Return(b)(c)(d) 6.38% 24.96% 26.94% (19.36)% 27.43% 20.13%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.28% 0.28% 0.28% 0.28% 0.28% 0.28%
Net Investment Income (Loss)(e) 1.07% 1.08% 1.33% 1.26% 1.04% 1.46%
Gross Expenses(e)(f) 0.41% 0.41% 0.41% 0.41% 0.48% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $88,989 $90,272 $92,434 $83,617 $116,044 $103,571
Portfolio Turnover(b) 1% 3% 8% 7% 9% 13%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2025
Victory Variable Insurance Funds
17
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of four funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory 500 Index VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
18
(Unaudited)
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory 500 Index VIP Series
Common Stocks ............................................... $ 88,605 $ — $ — $ 88,605
Collateral for Securities Loaned ................................... 83 — — 83
Total ....................................................... $ 88,688 $ — $ — $ 88,688
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 22 — — 22
Total ....................................................... $ 22 $ — $ — $ 22
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 22,000
Victory 500 Index VIP Series ........................................................................... $ 22

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
19
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025 (amounts in thousands):
(a)     Rounds to less than $1 thousand.
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 0 32,000
Victory 500 Index VIP Series ......................................................... $ — (a) $ 32
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory 500 Index VIP Series ........................................ $ 82 $ — $ 83

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
20
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Excluding U.S. Government
Securities
Purchases Sales
Victory 500 Index VIP Series ................................................................. $ 1,279 $ 7,171
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
21
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
In effect until April 30, 2026
Victory 500 Index VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Victory 500 Index VIP Series ................................ $ 63 $ 120 $ 122 $ 55 $ 360

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
22
(Unaudited)
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
23
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. Subsequent Event:
On May 20, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for each individual fund within the Trust.
On August 29, 2025, the Fund will redeem all of its outstanding shares at the net asset value of such shares.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SPIVIP-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory Variable Insurance Funds
Victory High Yield VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 15

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Variable Insurance Funds
Victory High Yield VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.2%)
ABS Other (0.2%):
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... $ 40 $ 42
Total Asset-Backed Securities (Cost $42)
a
a
a
42
Shares
Common Stocks (0.0%)(b)
Consumer Discretionary (0.0%):(b)
Jo-Ann Stores LLC(c)(d) ................................................. 562 —(e)
Health Care (0.0%):
Covis Parent SCA, Class A Shares(c)(f) ....................................... 147 —
Covis Parent SCA, Class B Shares(c)(f) ....................................... 147 —
Covis Parent SCA, Class C Shares(c)(f) ....................................... 147 —
Covis Parent SCA, Class D Shares(c)(f) ....................................... 147 —
Covis Parent SCA, Class E Shares(c)(f) ....................................... 147 —
—
Total Common Stocks (Cost $2)
a
a
a
—(e)
Principal Amount
(000)
Senior Secured Loans (7.2%)
Communication Services (0.5%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien, 11.32%
(SOFR01M+700bps), 1/4/29(g) ......................................... 35 35
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 8.58%
(SOFR01M+425bps), 3/9/27(g) ......................................... 50 48
83
Consumer Discretionary (1.6%):
Getty Images, Inc., Dollar Fixed Rate Term B-1 Loans, First Lien, 2/14/30(h) ............ 15 15
Great Outdoors Group LLC, Term Loan B, First Lien, 7.58% (SOFR01M+325bps), 3/5/32(g) 25 25
Men's Wearhouse, Inc., Term Loans, First Lien, 10.76% (SOFR03M+650bps), 2/21/29(g) ... 53 53
Ontario Gaming GTA LP, Term B Loans, First Lien, 8.55% (SOFR03M+425bps), 8/1/30(g) .. 15 15
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.81%
(SOFR03M+325bps), 2/25/28(g) ........................................ 170 157
PetSmart, Inc., Initial Term Loans, First Lien, 2/14/28(h) ........................... 20 20
285
Financials (2.5%):
1261229 BC Ltd., Initial Term Loans, First Lien, 10.56% (SOFR01M+625bps), 10/8/30(g) .. 25 24
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.55% (SOFR03M+325bps),
7/6/29(g) ......................................................... 30 25
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.68% (SOFR01M+325bps), 11/3/28(g) .. 193 193
CP Atlas Buyer, Inc., Term Loan, First Lien, 11/23/27(h) ........................... 50 50
Level 3 Financing, Inc., Term B-3 Commitment, First Lien, 3/22/32(h) ................. 75 76
Pcf Insurance Services of The West LLC, 7.56% (SOFR01M+325bps), 6/17/32(g) ........ 15 15
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.03% (SOFR03M+375bps), 6/4/28(g) .. 25 24
Voyager Parent LLC, Term Loan B, First Lien, 5/10/32(h) .......................... 50 49
456
Health Care (1.4%):
Bausch + Lomb Corp., Third Amendment Term Loan, First Lien, 12/18/30(h) ............ 50 50
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 2/18/27(h) ............. 136 51
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.92% (SOFR03M+650bps),
12/31/26(g) ....................................................... 209 133
234
Industrials (1.2%):
Cotiviti, Inc., Initial Fixed Rate Term Loans, First Lien, 4/30/31(h) ................... 75 75
The GEO Group, Inc., Term Loan, First Lien, 9.58% (SOFR01M+525bps), 4/14/29(g) ..... 40 40
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.32% (SOFR01M+500bps),
5/15/28(g) ........................................................ 49 49

Victory Variable Insurance Funds
Victory High Yield VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Twitter, Inc., Tranche B-1 Loan, First Lien, 10.80% (SOFR03M+650bps), 10/26/29(g) ..... $ 50 $ 48
212
Total Senior Secured Loans (Cost $1,436)
a
a
a
1,270
Corporate Bonds (63.3%)
Communication Services (12.2%):
AMC Networks, Inc.
10.25%, 1/15/29, Callable 1/15/26 @ 105.13(a) ............................. 25 26
10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) ............................. 30 30
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(a) ......................................................... 315 280
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
8/2/25 @ 104(a) .................................................... 250 207
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 8/2/25 @ 101.88(a)(i) .............................. 50 46
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 242 250
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 7/1/32, Callable 7/1/28 @
103.25(a) ......................................................... 45 44
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 7/13/25 @ 103.25(a) ....... 58 59
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) .................. 100 95
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 8/2/25 @ 100(a) ........... 181 51
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27, Callable 8/2/25 @ 102.94(a) ............................... 16 16
10.00%, 2/15/31, Callable 2/15/27 @ 105(a) ............................... 78 76
DISH Network Corp., 11.75%, 11/15/27, Callable 8/2/25 @ 105.88(a) ................. 81 83
Dotdash Meredith, Inc., 7.63%, 6/15/32, Callable 6/15/28 @ 103.81(a) ................. 30 29
Echostar Corp., 10.75%, 11/30/29, Callable 11/30/26 @ 105.38 ...................... 64 66
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 8/2/25 @ 101.47(a) .............................. 230 230
6.75%, 5/1/29, Callable 8/2/25 @ 101.69(a) ................................ 43 44
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. 10 11
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 27 20
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 24 22
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 7/13/25 @ 100(a) .............. 60 59
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 30 29
Scripps Escrow II, Inc., 3.88%, 1/15/29, Callable 8/2/25 @ 100.97(a)(i) ................ 100 87
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 8/2/25 @ 102.75(a) ................................ 129 105
8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) .............................. 39 40
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(a) ...................................................... 15 15
Univision Communications, Inc., 7.38%, 6/30/30, Callable 8/2/25 @ 103.69(a) ........... 100 98
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 ................. 55 32
2,150
Consumer Discretionary (10.1%):
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(a) ................ 78 79
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 150 143
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 8/2/25 @
102.31(a) ......................................................... 109 104
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(a) ............... 100 101
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 30 29
Boyne USA, Inc., 4.75%, 5/15/29, Callable 8/2/25 @ 101.19(a) ...................... 46 45
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 7/8/25 @ 100(a) .................................. 136 136
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 50 51
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 8/2/25 @ 100(a) ................... 16 16
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 50 46
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................... 20 21
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
8/2/25 @ 103.38(a) ................................................. 41 38

Victory Variable Insurance Funds
Victory High Yield VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... $ 35 $ 36
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a) ..................... 30 32
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 60 56
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 15 15
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a)(i) ................. 352 335
M/I Homes, Inc., 4.95%, 2/1/28, Callable 7/18/25 @ 101.24 ........................ 65 65
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100 ........................ 16 15
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 30 28
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28, Callable 8/2/25 @ 101.19(a) ............................... 125 122
7.75%, 2/15/29, Callable 8/2/25 @ 101.94(a) ............................... 15 15
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 30 24
Saks Global Enterprises LLC, 11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a)(i) ......... 51 19
Sotheby's, 7.38%, 10/15/27, Callable 7/13/25 @ 100(a) ............................ 80 79
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 35 35
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 26 26
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 10 10
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. 58 53
1,774
Consumer Staples (4.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 8/2/25 @ 103.25(a) ........................................... 200 205
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 7/13/25 @ 101.03(a) .............. 56 53
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 33 34
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(a) ........... 150 154
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 122 125
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 80 81
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 78 80
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ..................... 98 98
830
Energy (4.1%):
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 81 84
Civitas Resources, Inc., 9.63%, 6/15/33, Callable 6/15/28 @ 104.81(a) ................. 45 46
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 40 42
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) ... 23 23
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 58 56
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 55 51
Permian Resources Operating LLC
5.88%, 7/1/29, Callable 8/2/25 @ 101.47(a) ................................ 120 121
6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) ................................ 41 41
Sunoco LP
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ................................ 52 55
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 50 51
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable
2/15/26 @ 103.69(a) ................................................ 20 21
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 40 43
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 50 54
Viper Energy, Inc., 7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .................... 6 6
Vital Energy, Inc., 7.88%, 4/15/32, Callable 4/15/27 @ 103.94(a)(i) ................... 33 28
722
Financials (4.4%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) ....... 27 28
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(a) .................. 125 133
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 50 51
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a) ............. 22 23
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 100 106
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a) ................ 16 16
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(g) ........ 10 10
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 25 26

Victory Variable Insurance Funds
Victory High Yield VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Credit Co. LLC, 6.13%, 3/8/34, Callable 12/8/33 @ 100 .................. $ 70 $ 68
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 8/2/25 @ 100.94(a)(i) ............................. 45 38
3.88%, 10/15/30, Callable 7/13/25 @ 101.81(a)(i) ............................ 49 43
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 15 15
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 40 36
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 16 18
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 8/2/25 @ 101.22(a)(i) ................................... 16 15
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 40 42
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 20 21
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ............... 35 37
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 45 47
773
Health Care (3.5%):
CHS/Community Health Systems, Inc.
5.25%, 5/15/30, Callable 8/2/25 @ 102.63(a) ............................... 25 22
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 54 57
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(g) . 23 23
Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(a) ...................... 15 14
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 16 15
Medline Borrower LP, 3.88%, 4/1/29, Callable 8/2/25 @ 101.94(a) ................... 46 44
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) . 35 36
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 50 43
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 8/2/25 @ 102.69(a) ............. 60 59
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 120 111
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 55 55
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 7/18/25 @ 100 .................................. 78 78
6.13%, 10/1/28, Callable 8/2/25 @ 101.53 ................................. 39 39
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 16 17
613
Industrials (10.7%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a)(i) .............. 24 22
American Airlines, Inc.
7.25%, 2/15/28, Callable 8/2/25 @ 103.63(a)(i) ............................. 25 25
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 100 105
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 63 63
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 23 24
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 15 15
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 8/2/25 @ 103(a) .................. 10 10
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(a)(i) .................. 20 15
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 21 21
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 75 76
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 7/18/25 @ 101.03(a) ............... 30 29
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 84 77
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 80 83
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... 25 26
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 16 16
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 29 30
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 23 24
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(a) ... 25 24
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 28 29
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 51 53
QXO Building Products, Inc., 6.75%, 4/30/32, Callable 4/30/28 @ 103.38(a) ............ 8 8
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a) ..................... 45 45
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 45 46
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 35 36

Victory Variable Insurance Funds
Victory High Yield VIP Series
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ $ 75 $ 80
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 140 155
Standard Industries, Inc.
4.38%, 7/15/30, Callable 8/2/25 @ 102.19(a) ............................... 175 166
3.38%, 1/15/31, Callable 8/2/25 @ 101.69(a) ............................... 150 135
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(a) ................. 23 23
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 7 7
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a) ..................... 50 52
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 8/2/25 @ 102.63(a) ................... 72 74
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(a) ........................ 65 65
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 30 31
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 40 41
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(a) ..................... 20 21
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 8/2/25 @ 101.21(a) ............... 125 126
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 12 13
1,891
Information Technology (3.7%):
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ........................... 127 131
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. 66 67
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 5 5
CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27 @ 104.63(a) ....................... 8 8
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(a) ................. 20 21
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 40 41
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(a) ................ 75 79
Gen Digital, Inc.
7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a) .............................. 16 17
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(a) ................................ 16 16
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 31 30
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 58 53
Rocket Software, Inc., 9.00%, 11/28/28, Callable 7/13/25 @ 103(a) ................... 40 41
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 50 49
Sabre GLBL, Inc., 11.13%, 7/15/30, Callable 7/15/27 @ 105.56(a) .................... 15 16
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 50 52
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 28 29
655
Materials (5.8%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 75 78
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28, Callable 10/15/25 @ 105.13(a)(i) .. 121 128
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 50 49
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 16 16
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 8/2/25 @ 100.84(a) ............. 60 57
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ................... 50 47
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 25 26
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 15 16
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 37 37
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 75 79
LABL, Inc.
9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a) .............................. 35 32
8.63%, 10/1/31, Callable 10/1/27 @ 104.31(a) .............................. 35 30
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 8/2/25 @ 100.91(a) ................. 30 29
Novelis Corp., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a) ....................... 24 25
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 50 49
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... 55 57
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 76 80
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(a) ...................... 196 183
1,018
Real Estate (2.5%):
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 4/15/30, Callable
4/15/27 @ 104.88(a) ................................................ 35 36
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 40 43

Victory Variable Insurance Funds
Victory High Yield VIP Series
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... $ 30 $ 30
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 34 34
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 8/2/25 @ 101.5(a) .. 5 5
Service Properties Trust
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 20 21
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 44 45
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 183 169
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(a) ................................................ 53 56
439
Utilities (1.6%):
Calpine Corp.
5.13%, 3/15/28, Callable 8/2/25 @ 100.85(a) ............................... 125 125
4.63%, 2/1/29, Callable 8/2/25 @ 101.16(a) ................................ 95 94
NRG Energy, Inc., 5.75%, 7/15/29, Callable 7/13/25 @ 102.88(a) .................... 40 40
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 15 15
274
Total Corporate Bonds (Cost $11,168)
a
a
a
11,139
Yankee Dollars (20.4%)
Communication Services (0.6%):
Bell Telephone Co. of Canada or Bell Canada, 6.87% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(g) ................................................... 7 7
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(g) 16 17
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 25 27
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 8/2/25 @ 102.5(a) ................ 10 9
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(a) ........... 56 51
111
Consumer Discretionary (6.7%):
Carnival Corp.
6.00%, 5/1/29, Callable 8/2/25 @ 103(a) .................................. 150 151
6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a)(i) ............................ 10 10
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 4 4
Global Auto Holdings Ltd./AAG FH UK Ltd.
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 53 52
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a) .............................. 60 51
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 21 21
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(i)(j) ............ 105 107
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 50 50
5.25%, 1/15/29, Callable 8/2/25 @ 101.31(a) ............................... 25 25
Mattamy Group Corp., 4.63%, 3/1/30, Callable 8/2/25 @ 102.31(a) ................... 36 35
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 8/2/25 @ 102.69(a) .............. 30 28
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 40 40
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 120 123
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 18 18
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 13 13
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 190 194
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 8/2/25 @ 101.41(a) ........ 250 250
1,172
Energy (1.5%):
Baytex Energy Corp., 7.38%, 3/15/32, Callable 3/15/27 @ 103.69(a)(i) ................ 38 36
TechnipFMC PLC, 6.50%, 2/1/26, Callable 8/2/25 @ 100(a) ........................ 200 200
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 10 10
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 20 19

Financials (3.4%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 30 31

Victory Variable Insurance Funds
Victory High Yield VIP Series
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. $ 70 $ 73
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 35 35
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .................. 40 40
Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28 @ 103.25(a) ..................... 300 306
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(g) ...... 110 111
596
Health Care (0.1%):
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 25 25
Industrials (4.5%):
ATS Corp., 4.13%, 12/15/28, Callable 8/2/25 @ 101.03(a) .......................... 30 29
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 56 52
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(a) .................. 140 146
Bombardier, Inc.
7.88%, 4/15/27, Callable 8/2/25 @ 100(a) ................................. 16 16
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(a) ............................ 125 135
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 30 31
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(a) ....................... 20 19
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 55 54
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 90 86
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) .............. 41 41
Seaspan Corp., 5.50%, 8/1/29, Callable 8/4/25 @ 101.38(a) ......................... 45 43
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 8/2/25
@ 103.19(a)(i) ..................................................... 147 137
789
Information Technology (0.5%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 30 32
9.63%, 12/1/32 .................................................... 55 62
94
Materials (3.1%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 10 11
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 15 15
Endeavour Mining PLC, 7.00%, 5/28/30, Callable 5/28/27 @ 103.5(a) ................. 50 50
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a) ................... 193 193
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 40 41
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(a) ............................... 200 216
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(a) ............................... 10 10
536
Total Yankee Dollars (Cost $3,493)
a
a
a
3,588
Shares
Exchange-Traded Funds (0.7%)
iShares BB Rated Corporate Bond ETF ....................................... 2,500 118
Total Exchange-Traded Funds (Cost $111)
a
a
a
118
Collateral for Securities Loaned (5.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(k) ........ 258,074 258
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(k) ............ 258,074 258
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(k) ............... 258,074 258
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(k) . 258,074 258
Total Collateral for Securities Loaned (Cost $1,032)
a
a
a
1,032
Total Investments (Cost $17,284) — 97.7% 17,189
Other assets in excess of liabilities —  2.3% 410
NET ASSETS - 100.00% $ 17,599
At June 30, 2025, the Fund's investments in foreign securities were 20.9% of net assets.
^ Purchased with cash collateral from securities on loan.

Victory Variable Insurance Funds
Victory High Yield VIP Series
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $13,857
(thousands) and amounted to 78.7% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Rounds to less than $1 thousand.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(g) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) All or a portion of this security is on loan.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.

Statement of Assets and Liabilities
June 30, 2025
11
See notes to financial statements (Form N-CSR Item 7)
Victory Variable Insurance Funds
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory High Yield
VIP Series
Assets:
Investments, at value (Cost $17,284) $ 17,189 (a)
Cash 903
Receivables:
Dividends, interest, and securities lending income 302
Capital shares issued 34
Investments sold 612
From Adviser 8
Prepaid expenses — (b)
Total Assets 19,048
Liabilities:
Payables:
Collateral received on loaned securities 1,032
Investments purchased 383
Capital shares redeemed — (b)
Accrued expenses and other payables:
Investment advisory fees 9
Administration fees 1
Custodian fees 2
Sub-Transfer agent fees 8
Compliance fees — (b)
Other accrued expenses 14
Total Liabilities 1,449
Commitments and contingencies (Note 4 )
Net Assets:
Capital 22,389
Total accumulated earnings (loss) (4,790)
Net Assets $ 17,599
Shares (unlimited shares authorized with a par value of $0.001 per share):
2,799
Net asset value: $ 6 .29
(a) Includes $991 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statement of Operations
For the Six Months Ended June 30, 2025
12
See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands)
(Unaudited)
Victory High Yield
VIP Series
Investment Income:
Dividends $ 16
Interest 652
Securities lending (net of fees) 4
Total Income 672
Expenses:
Investment advisory fees 54
Administration fees 5
Sub-Administration fees 9
Custodian fees 2
Transfer agent fees — (a)
Sub-Transfer agent fees 11
Trustees' fees 2
Compliance fees — (a)
Legal and audit fees 6
Printing fees 5
Other expenses 4
Total Expenses 98
Expenses waived/reimbursed by Adviser (18)
Net Expenses 80
Net Investment Income (Loss) 592
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (89)
Net change in unrealized appreciation/depreciation on investment securities 409
Net realized/unrealized gains (losses) on investments 320
Change in net assets resulting from operations $ 912
(a) Rounds to less than $1 thousand.

13
(Amounts in Thousands)
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Yield VIP Series
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 592 $ 1,567
Net realized gains (losses) (89) (918)
Net change in unrealized appreciation/depreciation 409 980
Change in net assets resulting from operations 912 1,629
Change in net assets resulting from distributions to shareholders — (1,773)
Change in net assets resulting from capital transactions (2,343) (2,160)
Change in net assets (1,431) (2,304)
Net Assets:
Beginning of period 19,030 21,334
End of period $ 17,599 $ 19,030
Capital Transactions:
Proceeds from shares issued $ 272 $ 1,807
Distributions reinvested — 1,773
Cost of shares redeemed (2,615) (5,740)
Change in net assets resulting from capital transactions $ (2,343) $ (2,160)
Share Transactions:
Issued 45 288
Reinvested — 296
Redeemed (431) (906)
Change in Shares (386) (322)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory High Yield VIP Series
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.98 $6.08 $5.92 $7.40 $7.42 $7.36
Investment Activities:
Net investment income (loss)(a) 0.20 0.49 0.49 0.44 0.40 0.44
Net realized and unrealized gains (losses) 0.11 0.02 0.18 (1.44) 0.03 0.14
Total from Investment Activities 0.31 0.51 0.67 (1.00) 0.43 0.58
Distributions to Shareholders from:
Net investment income — (0.61) (0.51) (0.48) (0.45) (0.52)
Total Distributions — (0.61) (0.51) (0.48) (0.45) (0.52)
Net Asset Value, End of Period $6.29 $5.98 $6.08 $5.92 $7.40 $7.42
Total Return(b)(c)(d) 5.18% 8.42% 11.41% (13.55)% 5.85% 7.92%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 6.62% 7.70% 7.88% 6.55% 5.21% 6.10%
Gross Expenses(e)(f) 1.09% 1.05% 1.02% 1.01% 0.99% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $17,599 $19,030 $21,334 $22,139 $30,016 $30,119
Portfolio Turnover(b) 50% 109%(g) 52% 42% 75% 91%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects increased trading activity due to a sub-adviser termination.

Notes to Financial Statements
June 30, 2025
Victory Variable Insurance Funds
15
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of four funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory High Yield VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands).

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
16
(Unaudited)
(a)     Zero market value securities.
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Victory High Yield VIP Series
Asset-Backed Securities ......................................... $ — $ 42 $ — $ 42
Common Stocks ............................................... — — —(a) —(a)
Senior Secured Loans ........................................... — 1,270 — 1,270
Corporate Bonds .............................................. — 11,139 — 11,139
Yankee Dollars ............................................... — 3,588 — 3,588
Exchange-Traded Funds ......................................... 118 — — 118
Collateral for Securities Loaned ................................... 1,032 — — 1,032
Total ....................................................... $ 1,150 $ 16,039 $ —(a) $ 17,189

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
17
(Unaudited)
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory High Yield VIP Series ........................................ $ 991 $ — $ 1,032
Excluding U.S. Government
Securities
Purchases Sales
Victory High Yield VIP Series ................................................................. $ 8,148 $ 9,159

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
18
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2025, the expense limit (excluding voluntary waivers) was:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
19
(Unaudited)
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund
In effect until April 30, 2026
Victory High Yield VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Victory High Yield VIP Series ................................ $ 17 $ 28 $ 33 $ 18 $ 96

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
20
(Unaudited)
paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. Subsequent Event:
On May 20, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for each individual fund within the Trust.
On August 29, 2025, the Fund will redeem all of its outstanding shares at the net asset value of such shares.
Short-Term
Amount
Long-Term
Amount Total
Victory High Yield VIP Series ............................................. $ (431) $ (6,324) $ (6,755)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-HYVIP-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory Variable Insurance Funds
Victory RS International VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements (Form N-CSR Item 7) 11

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Variable Insurance Funds
Victory RS International VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (6.0%):
Consumer Discretionary (1.3%):
Aristocrat Leisure Ltd. ................................................... 34,471 $ 1,477
Financials (1.1%):
Macquarie Group Ltd. ................................................... 8,343 1,254
Health Care (0.8%):
CSL Ltd. ............................................................. 5,432 858
Materials (1.8%):
BHP Group Ltd. ........................................................ 85,644 2,060
Real Estate (1.0%):
Scentre Group ......................................................... 496,412 1,166
6,815
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (a) ................................................... 9,709 1,241
Belgium (1.2%):
Information Technology (0.6%):
Melexis NV (b) ......................................................... 7,686 655
Materials (0.6%):
Solvay SA , Class A ..................................................... 19,924 690
1,345
Denmark (2.6%):
Consumer Discretionary (0.9%):
Pandora A/S .......................................................... 5,585 984
Health Care (1.7%):
Novo Nordisk A/S , Class B ................................................ 29,004 2,010
2,994
Finland (1.2%):
Financials (1.2%):
Nordea Bank Abp ....................................................... 93,471 1,387
France (8.1%):
Consumer Discretionary (1.7%):
FDJ UNITED (a) ....................................................... 23,999 942
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,956 1,023
1,965
Consumer Staples (1.3%):
L'Oreal SA ........................................................... 3,476 1,489
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 3,326 658
Industrials (3.2%):
Rexel SA ............................................................. 40,507 1,249
Safran SA ............................................................ 7,253 2,365
3,614
Information Technology (0.5%):
Capgemini SE ......................................................... 3,578 613
Materials (0.8%):
Arkema SA ........................................................... 12,857 949
9,288
Germany (10.3%):
Communication Services (0.9%):
CTS Eventim AG & Co. KGaA ............................................. 8,231 1,024
Consumer Discretionary (0.9%):
Volkswagen AG , Preference Shares .......................................... 9,215 974

Victory Variable Insurance Funds
Victory RS International VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (2.7%):
Allianz SE , Registered Shares .............................................. 7,684 $ 3,118
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 9,878 2,537
Information Technology (2.7%):
SAP SE .............................................................. 10,170 3,109
Utilities (0.9%):
RWE AG ............................................................. 25,450 1,063
11,825
Hong Kong (2.8%):
Financials (1.8%):
AIA Group Ltd. ........................................................ 223,000 2,020
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 273,500 1,209
3,229
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (c) ............................................ 26,597 714
Italy (2.3%):
Financials (1.0%):
Banco BPM SpA ....................................................... 100,745 1,176
Utilities (1.3%):
Enel SpA ............................................................. 152,754 1,449
2,625
Japan (20.9%):
Communication Services (2.2%):
Capcom Co. Ltd. ....................................................... 41,900 1,431
Kakaku.com, Inc. ....................................................... 59,800 1,109
2,540
Consumer Discretionary (2.6%):
Toyota Motor Corp. ..................................................... 119,000 2,050
ZOZO, Inc. ........................................................... 84,400 912
2,962
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 10,200 678
Financials (3.2%):
Mizuho Financial Group, Inc. .............................................. 64,600 1,794
Tokio Marine Holdings, Inc. ............................................... 44,600 1,890
3,684
Health Care (2.3%):
Hoya Corp. ........................................................... 11,900 1,414
Shionogi & Co. Ltd. ..................................................... 68,600 1,235
2,649
Industrials (5.5%):
Fuji Electric Co. Ltd. .................................................... 22,800 1,050
MISUMI Group, Inc. .................................................... 35,400 473
Mitsubishi Heavy Industries Ltd. ............................................ 89,200 2,232
Nippon Yusen KK ...................................................... 23,800 856
Sanwa Holdings Corp. ................................................... 48,500 1,609
6,220
Information Technology (3.6%):
Disco Corp. ........................................................... 4,700 1,392
Fujitsu Ltd. ........................................................... 60,900 1,478
Oracle Corp. .......................................................... 10,500 1,252
4,122

Victory Variable Insurance Funds
Victory RS International VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 27,300 $ 1,054
23,909
Netherlands (6.5%):
Communication Services (1.2%):
Koninklijke KPN NV .................................................... 269,626 1,315
Financials (2.0%):
ING Groep NV ........................................................ 105,813 2,319
Industrials (1.4%):
Wolters Kluwer NV ..................................................... 9,312 1,557
Information Technology (1.9%):
ASM International NV ................................................... 1,922 1,233
ASML Holding NV ..................................................... 1,222 979
2,212
7,403
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 34,954 767
Norway (1.5%):
Industrials (1.5%):
Kongsberg Gruppen ASA ................................................. 43,845 1,701
Singapore (0.9%):
Financials (0.9%):
Singapore Exchange Ltd. ................................................. 91,800 1,075
Spain (3.5%):
Communication Services (0.0%):(d)
Telefonica SA ......................................................... 1 — (e)
Financials (2.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 167,601 2,581
Industrials (1.2%):
Aena SME SA (a) ....................................................... 51,110 1,364
3,945
Sweden (1.6%):
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 9,030 250
Industrials (1.4%):
Atlas Copco AB , Class B ................................................. 113,023 1,609
1,859
Switzerland (11.3%):
Consumer Staples (3.6%):
Coca-Cola HBC AG ..................................................... 30,233 1,579
Nestle SA , Registered Shares .............................................. 25,045 2,491
4,070
Financials (1.7%):
Partners Group Holding AG ............................................... 581 761
UBS Group AG ........................................................ 35,327 1,200
1,961
Health Care (5.3%):
Novartis AG , Registered Shares ............................................. 25,222 3,063
Roche Holding AG ...................................................... 9,121 2,979
6,042
Information Technology (0.7%):
Logitech International SA , Class R .......................................... 9,047 821
12,894

Victory Variable Insurance Funds
Victory RS International VIP Series
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
United Kingdom (15.1%):
Communication Services (0.9%):
Auto Trader Group PLC (a) ................................................ 91,828 $ 1,040
Consumer Discretionary (1.7%):
Greggs PLC ........................................................... 29,869 788
Next PLC ............................................................ 6,467 1,104
1,892
Consumer Staples (3.0%):
Imperial Brands PLC .................................................... 48,781 1,927
Unilever PLC ......................................................... 25,003 1,526
3,453
Energy (2.6%):
BP PLC .............................................................. 119,406 595
Shell PLC ............................................................ 66,118 2,306
2,901
Financials (4.7%):
Barclays PLC ......................................................... 574,528 2,654
HSBC Holdings PLC .................................................... 224,638 2,717
5,371
Materials (1.2%):
Rio Tinto PLC ......................................................... 24,237 1,410
Utilities (1.0%):
Centrica PLC .......................................................... 510,587 1,133
17,200
Total Common Stocks (Cost $72,888) 112,216
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 653 58
Total Exchange-Traded Funds (Cost $39) 58
Collateral for Securities Loaned (0.0%)^(d)
United States (0.0%):(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (f) ........ 2,419 3
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (f) ............ 2,419 2
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (f) ................ 2,419 3
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (f) . 2,419 2
Total Collateral for Securities Loaned (Cost $10) 10
Total Investments (Cost $72,937) — 98.3% 112,284
Other assets in excess of liabilities — 1.7% 2,032
NET ASSETS - 100.00% $ 114,316
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $4,587 (thousands) and amounted to 4.0% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Amount represents less than 0.05% of net assets.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on June 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2025
7
See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS
International VIP
Series
Assets:
Investments, at value (Cost $72,937) $ 112,284 (a)
Foreign currency, at value (Cost $71) 72
Cash 1,552
Receivables:
Dividends, interest, and securities lending income 51
From Adviser 44
Reclaims 856
Prepaid expenses 1
Total Assets 114,860
Liabilities:
Payables:
Collateral received on loaned securities 10
Capital shares redeemed 354
Accrued expenses and other payables:
Investment advisory fees 74
Administration fees 5
Custodian fees 15
Sub-Transfer agent fees 63
Compliance fees — (b)
Other accrued expenses 23
Total Liabilities 544
Commitments and contingencies (Note 4 )
Net Assets:
Capital 63,634
Total accumulated earnings (loss) 50,682
Net Assets $ 114,316
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,487
Net asset value: $ 20 .83
(a) Includes $9 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statement of Operations
For the Six Months Ended June 30, 2025
8
See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands)
(Unaudited)
Victory RS
International VIP
Series
Investment Income:
Dividends $ 2,591
Interest 30
Securities lending (net of fees) 5
Foreign tax withholding (284)
Total Income 2,342
Expenses:
Investment advisory fees 434
Administration fees 29
Sub-Administration fees 8
Custodian fees 21
Transfer agent fees — (a)
Sub-Transfer agent fees 85
Trustees' fees 4
Compliance fees — (a)
Legal and audit fees 13
Interfund lending fees — (a)
Other expenses 24
Total Expenses 618
Expenses waived/reimbursed by Adviser (113)
Net Expenses 505
Net Investment Income (Loss) 1,837
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 4,707
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 12,579
Net realized/unrealized gains (losses) on investments 17,286
Change in net assets resulting from operations $ 19,123
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International VIP
Series
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,837 $ 2,426
Net realized gains (losses) 4,707 7,440
Net change in unrealized appreciation/depreciation 12,579 (2,972)
Change in net assets resulting from operations 19,123 6,894
Change in net assets resulting from distributions to shareholders — (3,217)
Change in net assets resulting from capital transactions (10,316) (17,612)
Change in net assets 8,807 (13,935)
Net Assets:
Beginning of period 105,509 119,444
End of period $ 114,316 $ 105,509
Capital Transactions:
Proceeds from shares issued $ 7,038 $ 5,285
Distributions reinvested — 3,217
Cost of shares redeemed (17,354) (26,114)
Change in net assets resulting from capital transactions $ (10,316) $ (17,612)
Share Transactions:
Issued 361 292
Reinvested — 184
Redeemed (922) (1,435)
Change in Shares (561) (959)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory RS International VIP Series
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.44 $17.05 $14.59 $19.33 $17.60 $17.48
Investment Activities:
Net investment income (loss)(a) 0.32 0.38 0.32 0.44 0.39 0.32
Net realized and unrealized gains (losses) 3.07 0.56 2.60 (3.46) 2.13 0.75
Total from Investment Activities 3.39 0.94 2.92 (3.02) 2.52 1.07
Distributions to Shareholders from:
Net investment income — (0.55) (0.46) (0.42) (0.37) (0.45)
Net realized gains — — — (1.30) (0.42) (0.50)
Total Distributions — (0.55) (0.46) (1.72) (0.79) (0.95)
Net Asset Value, End of Period $20.83 $17.44 $17.05 $14.59 $19.33 $17.60
Total Return(b)(c)(d) 19.44% 5.50% 20.02% (15.81)% 14.37% 6.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.93% 0.93% 0.93% 0.93% 0.93% 0.93%
Net Investment Income (Loss)(e) 3.38% 2.09% 2.01% 2.71% 2.02% 2.02%
Gross Expenses(e)(f) 1.14% 1.09% 1.10% 1.10% 1.01% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $114,316 $105,509 $119,444 $114,272 $150,255 $147,783
Portfolio Turnover(b) 13% 20% 23% 27% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
June 30, 2025
Victory Variable Insurance Funds
11
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of four funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS International VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands).

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
12
(Unaudited)
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2025, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Victory RS International VIP Series
Common Stocks ............................................... $ — $ 112,216 $ — $ 112,216
Exchange-Traded Funds ......................................... 58 — — 58
Collateral for Securities Loaned ................................... 10 — — 10
Total ....................................................... $ 68 $ 112,216 $ — $ 112,284

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
13
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS International VIP Series .................................... $ 9 $ — $ 10

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
14
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
Excluding U.S. Government
Securities
Purchases Sales
Victory RS International VIP Series ............................................................. $ 14,376 $ 21,998
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
15
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Geographic Focus Risk — To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
In effect until April 30, 2026
Victory RS International VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Victory RS International VIP Series ............................ $ 85 $ 199 $ 184 $ 113 $ 581

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
16
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory RS International VIP Series ................... Borrower $ — $ 848 4.90% $ 893

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
17
(Unaudited)
comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. Subsequent Event:
On May 20, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for each individual fund within the Trust.
On August 29, 2025, the Fund will redeem all of its outstanding shares at the net asset value of such shares.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-IVIP-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements (Form N-CSR Item 7) 10

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Consumer Discretionary (8.2%):
Champion Homes, Inc.(a) ................................................. 6,750 $ 423
Five Below, Inc.(a) ...................................................... 5,240 687
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 2,440 322
OneSpaWorld Holdings Ltd. ............................................... 35,690 728
The Cheesecake Factory, Inc.(b) ............................................ 7,185 450
Universal Technical Institute, Inc.(a) ......................................... 17,030 577
Warby Parker, Inc., Class A(a) .............................................. 23,640 518
Wingstop, Inc. ......................................................... 2,100 707
4,412
Consumer Staples (3.6%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 14,462 568
The Honest Co., Inc.(a) ................................................... 136,350 694
The Simply Good Foods Co.(a) ............................................. 10,200 322
The Vita Coco Co., Inc.(a) ................................................ 10,160 367
1,951
Electronic Equipment, Instruments & Components (6.9%):
Badger Meter, Inc. ...................................................... 1,180 289
Fabrinet(a) ............................................................ 5,210 1,535
Itron, Inc.(a) .......................................................... 3,250 428
Mirion Technologies, Inc.(a) ............................................... 37,150 800
Novanta, Inc.(a) ........................................................ 4,980 642
3,694
Energy (2.4%):
Archrock, Inc. ......................................................... 17,980 447
Matador Resources Co. ................................................... 11,700 558
Permian Resources Corp. ................................................. 21,370 291
1,296
Financials (8.9%):
Euronet Worldwide, Inc.(a) ................................................ 6,270 636
FirstCash Holdings, Inc. .................................................. 5,260 711
Palomar Holdings, Inc.(a) ................................................. 2,636 407
Payoneer Global, Inc.(a) .................................................. 109,560 750
TWFG, Inc.(a) ......................................................... 9,310 326
Walker & Dunlop, Inc. ................................................... 1,590 112
Wintrust Financial Corp. .................................................. 7,800 967
WisdomTree, Inc. ....................................................... 73,790 849
4,758
Health Care (24.3%):
Adaptive Biotechnologies Corp.(a) .......................................... 67,140 782
AnaptysBio, Inc.(a)(b) ................................................... 18,040 401
Apogee Therapeutics, Inc.(a) ............................................... 8,400 365
Arcellx, Inc.(a) ........................................................ 6,730 443
Ascendis Pharma A/S, ADR(a) ............................................. 3,450 596
Bridgebio Pharma, Inc.(a) ................................................. 10,700 462
Crinetics Pharmaceuticals, Inc.(a) ........................................... 7,520 216
Disc Medicine, Inc.(a) ................................................... 6,950 368
Glaukos Corp.(a) ....................................................... 3,710 383
Guardant Health, Inc.(a) .................................................. 15,250 794
Halozyme Therapeutics, Inc.(a) ............................................. 6,730 350
HealthEquity, Inc.(a) .................................................... 4,610 483
Hims & Hers Health, Inc.(a) ............................................... 5,410 270
Hinge Health, Inc., Class A(a) .............................................. 11,936 618
Inspire Medical Systems, Inc.(a) ............................................ 920 119
iRhythm Technologies, Inc.(a) .............................................. 2,340 360
Janux Therapeutics, Inc.(a) ................................................ 6,624 153
Krystal Biotech, Inc.(a) ................................................... 1,900 261
Lantheus Holdings, Inc.(a) ................................................ 3,030 248
Merit Medical Systems, Inc.(a) ............................................. 2,320 217
Merus NV(a) .......................................................... 4,050 213

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
MoonLake Immunotherapeutics(a) .......................................... 4,460 $ 211
Phreesia, Inc.(a) ........................................................ 18,300 521
PROCEPT BioRobotics Corp.(a) ............................................ 5,980 344
RadNet, Inc.(a) ........................................................ 10,530 599
Revolution Medicines, Inc.(a) .............................................. 11,000 405
SI-BONE, Inc.(a) ....................................................... 18,080 340
Spyre Therapeutics, Inc.(a) ................................................ 13,695 205
Twist Bioscience Corp.(a) ................................................. 11,820 435
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 11,480 417
Vaxcyte, Inc.(a) ........................................................ 6,650 216
Vericel Corp.(a) ........................................................ 11,942 508
Viridian Therapeutics, Inc.(a) .............................................. 20,040 280
Waystar Holding Corp.(a) ................................................. 9,615 393
12,976
Industrials (19.6%):
AAON, Inc. ........................................................... 3,910 288
AeroVironment, Inc.(a) ................................................... 1,380 393
Applied Industrial Technologies, Inc. ......................................... 4,480 1,041
Casella Waste Systems, Inc.(a) ............................................. 3,940 455
Chart Industries, Inc.(a) .................................................. 3,550 584
ESCO Technologies, Inc. ................................................. 3,590 689
FTAI Aviation Ltd. ...................................................... 6,290 724
Korn Ferry ........................................................... 4,820 353
Moog, Inc., Class A ..................................................... 2,800 507
Mueller Water Products, Inc., Class A ........................................ 30,900 743
NEXTracker, Inc., Class A(a) .............................................. 12,980 706
Paylocity Holding Corp.(a) ................................................ 1,170 212
Powell Industries, Inc. ................................................... 2,970 625
Primoris Services Corp. .................................................. 11,760 917
SPX Technologies, Inc.(a) ................................................. 5,720 959
Tecnoglass, Inc. ........................................................ 8,060 624
Watts Water Technologies, Inc., Class A ....................................... 1,110 273
Zurn Elkay Water Solutions Corp. ........................................... 10,180 372
10,465
Materials (2.3%):
Avient Corp. .......................................................... 9,250 299
Balchem Corp. ......................................................... 4,620 736
Titan America SA(b) .................................................... 15,773 197
1,232
Real Estate (0.5%):
National Storage Affiliates Trust ............................................ 8,450 270
Semiconductors & Semiconductor Equipment (3.9%):
Credo Technology Group Holding Ltd.(a) ..................................... 6,230 577
MACOM Technology Solutions Holdings, Inc.(a) ................................ 6,220 891
Semtech Corp.(a) ....................................................... 13,950 630
2,098
Software (16.1%):
ACI Worldwide, Inc.(a) .................................................. 14,610 671
Appfolio, Inc., Class A(a) ................................................. 1,232 284
AvePoint, Inc.(a) ....................................................... 20,480 395
Bitdeer Technologies Group(a)(b) ........................................... 27,570 317
Box, Inc., Class A(a) .................................................... 18,350 627
Braze, Inc., Class A(a) ................................................... 12,810 360
Clearwater Analytics Holdings, Inc., Class A(a) ................................. 22,960 504
Commvault Systems, Inc.(a) ............................................... 2,090 364
Confluent, Inc., Class A(a) ................................................ 17,820 444
CyberArk Software Ltd.(a) ................................................ 530 216
Freshworks, Inc., Class A(a) ............................................... 42,300 631
Gitlab, Inc., Class A(a) ................................................... 8,480 383
Klaviyo, Inc., Class A(a) .................................................. 12,190 409
Life360, Inc.(a)(b) ...................................................... 7,300 476

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Q2 Holdings, Inc.(a) ..................................................... 9,650 $ 903
ServiceTitan, Inc.(a) ..................................................... 5,770 618
Varonis Systems, Inc.(a) .................................................. 19,970 1,013
8,615
Technology Hardware, Storage & Peripherals (1.1%):
IonQ, Inc.(a)(b) ........................................................ 13,670 587
Total Common Stocks (Cost $47,097)
a
a
a
52,354
Collateral for Securities Loaned (3.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(c) ........ 412,018 412
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 412,018 412
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(c) ............... 412,018 412
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(c) . 412,018 412
Total Collateral for Securities Loaned (Cost $1,648)
a
a
a
1,648
Total Investments (Cost $48,745) — 100.9% 54,002
Liabilities in excess of other assets —  (0.9)% (505)
NET ASSETS - 100.00% $ 53,497
At June 30, 2025, the Fund's investments in foreign securities were 7.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt

Statement of Assets and Liabilities
June 30, 2025
6
See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Small
Cap Growth
Equity VIP Series
Assets:
Investments, at value (Cost $48,745) $ 54,002 (a)
Cash 1,640
Receivables:
Dividends, interest, and securities lending income 10
Capital shares issued — (b)
Investments sold 356
From Adviser 25
Prepaid expenses — (b)
Total Assets 56,033
Liabilities:
Payables:
Collateral received on loaned securities 1,648
Investments purchased 567
Capital shares redeemed 237
Accrued expenses and other payables:
Investment advisory fees 34
Administration fees 2
Custodian fees 1
Sub-Transfer agent fees 34
Compliance fees — (b)
Other accrued expenses 13
Total Liabilities 2,536
Commitments and contingencies (Note 4 )
Net Assets:
Capital 64,269
Total accumulated earnings (loss) (10,772)
Net Assets $ 53,497
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,430
Net asset value: $ 9 .85
(a) Includes $1,655 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statement of Operations
For the Six Months Ended June 30, 2025
7
See notes to financial statements.
Victory Variable Insurance Funds
(Amounts in Thousands)
(Unaudited)
Victory RS Small
Cap Growth Equity
VIP Series
Investment Income:
Dividends $ 123
Interest 29
Securities lending (net of fees) 7
Total Income 159
Expenses:
Investment advisory fees 225
Administration fees 16
Sub-Administration fees 9
Custodian fees 2
Transfer agent fees — (a)
Sub-Transfer agent fees 53
Trustees' fees 3
Compliance fees — (a)
Legal and audit fees 9
Interfund lending fees 1
Other expenses 6
Total Expenses 324
Expenses waived/reimbursed by Adviser (60)
Net Expenses 264
Net Investment Income (Loss) (105)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,567)
Net change in unrealized appreciation/depreciation on investment securities (2,707)
Net realized/unrealized gains (losses) on investments (5,274)
Change in net assets resulting from operations $ (5,379)
(a) Rounds to less than $1 thousand.

8
(Amounts in Thousands)
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth
Equity VIP Series
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (105) $ (365)
Net realized gains (losses) (2,567) 10,650
Net change in unrealized appreciation/depreciation (2,707) (2,159)
Change in net assets resulting from operations (5,379) 8,126
Change in net assets resulting from capital transactions (11,306) (12,288)
Change in net assets (16,685) (4,162)
Net Assets:
Beginning of period 70,182 74,344
End of period $ 53,497 $ 70,182
Capital Transactions:
Proceeds from shares issued $ 3,988 $ 8,882
Cost of shares redeemed (15,294) (21,170)
Change in net assets resulting from capital transactions $ (11,306) $ (12,288)
Share Transactions:
Issued 426 868
Redeemed (1,559) (2,084)
Change in Shares (1,133) (1,216)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory RS Small Cap Growth Equity VIP Series
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.69 $9.56 $7.94 $16.38 $19.91 $16.76
Investment Activities:
Net investment income (loss)(a) (0.02) (0.05) (0.04) (0.06) (0.15) (0.12)
Net realized and unrealized gains (losses) (0.82) 1.18 1.66 (5.78) (1.99) 6.45
Total from Investment Activities (0.84) 1.13 1.62 (5.84) (2.14) 6.33
Distributions to Shareholders from:
Net realized gains — — — (2.60) (1.39) (3.18)
Total Distributions — — — (2.60) (1.39) (3.18)
Net Asset Value, End of Period $9.85 $10.69 $9.56 $7.94 $16.38 $19.91
Total Return(b)(c)(d) (7.86)% 11.82% 20.40% (36.36)% (10.43)% 38.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(e) (0.35)% (0.50)% (0.51)% (0.54)% (0.75)% (0.69)%
Gross Expenses(e)(f) 1.08% 0.97% 0.98% 1.00% 0.99% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $53,497 $70,182 $74,344 $70,891 $113,234 $142,620
Portfolio Turnover(b) 59% 124% 151% 151%(g) 92% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
June 30, 2025
Victory Variable Insurance Funds
10
(Unaudited)
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of four funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Small Cap Growth Equity VIP Series (the “Fund”), a series of the Trust.
The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
11
(Unaudited)
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Victory RS Small Cap Growth Equity VIP Series
Common Stocks ............................................... $ 52,354 $ — $ — $ 52,354
Collateral for Securities Loaned ................................... 1,648 — — 1,648
Total ....................................................... $ 54,002 $ — $ — $ 54,002
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Small Cap Growth Equity VIP Series .......................... $ 1,655 $ — $ 1,648

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
12
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Excluding U.S. Government
Securities
Purchases Sales
Victory RS Small Cap Growth Equity VIP Series ................................................... $ 35,148 $ 46,653
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
13
(Unaudited)
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of June 30, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
In effect until April 30, 2026
Victory RS Small Cap Growth Equity VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Victory RS Small Cap Growth Equity VIP Series .................. $ 32 $ 70 $ 64 $ 60 $ 226

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
14
(Unaudited)
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Health Care Sector Risk —  Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may adversely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims.
These companies are subject to competitive forces that may make it difficult to raise prices.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel. The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory RS Small Cap Growth Equity VIP Series ......... Borrower $ — $ 3,049 4.83% $ 3,237

Notes to Financial Statements — continued
June 30, 2025
Victory Variable Insurance Funds
15
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. Subsequent Event:
On May 20, 2025, the Board, upon recommendation of the Adviser, approved a Plan of Liquidation for each individual fund within the Trust.
On August 29, 2025, the Fund will redeem all of its outstanding shares at the net asset value of such shares.
Short-Term
Amount
Long-Term
Amount Total
Victory RS Small Cap Growth Equity VIP Series ............................... $ (11,621) $ — $ (11,621)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SCGEVIP-SAR (6/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date:      August XX, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date:      August XX, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date:      August XX, 2025